Earnings per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings per Share
17.	EARNINGS PER SHARE

For the years ended December 31, 2017, 2016 and 2015, earnings per share (“EPS”) was calculated as follows:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Basic EPS
Net income (loss) attributable to parent company	802	165	104
Weighted average shares outstanding	884,707,764	881,246,870	876,510,959

Basic EPS	0.91	0.19	0.12

Diluted EPS
Net income (loss) attributable to parent company adjusted	802	165	104
Weighted average shares outstanding	884,707,764	881,246,870	876,510,959
Dilutive effect of stock awards	7,459,507	5,003,573	4,043,813
Dilutive effect of convertible debt	13,918,602	—	—
Number of shares used in calculating diluted EPS	906,085,873	886,250,443	880,554,772

Diluted EPS	0.89	0.19	0.12

The convertible bonds issued on July 3, 2014, as detailed in Note 14, had no impact on the diluted EPS computation as of December 31, 2016 and December 31, 2015 since the contingent conversion features were out-of-the-money.